SIGNIFICANT ACCOUNTING POLICIES (Schedule of Effect of Change on Consolidated Statement of Income) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Revenues, net	₪ 3,268	[1]	₪ 3,544	₪ 4,111
Selling and marketing expenses	269	[1]	426	417
Operating profit	315	[1]	193	107
Profit before income tax	135	[1]	88	(36)
Income tax expenses	21	[1]	36	4
Profit (loss) for the year	114	[1]	52	(40)
Depreciation and amortization expense	₪ (580)	[2]	₪ (595)	₪ (753)
Basic earnings per share	₪ 0.7	[1]	₪ 0.33	₪ (0.26)
Diluted earnings per share	₪ 0.69	[1]	₪ 0.33	₪ (0.26)
Previously accounting policy [Member]
Revenues, net	₪ 3,270
Selling and marketing expenses	340
Operating profit	246
Profit before income tax	66
Income tax expenses	5
Profit (loss) for the year	61
Depreciation and amortization expense	₪ 567
Basic earnings per share	₪ 0.38
Diluted earnings per share	₪ 0.37
Effect of Change [Member]
Revenues, net	₪ (2)
Selling and marketing expenses	(71)
Operating profit	69
Profit before income tax	69
Income tax expenses	16
Profit (loss) for the year	53
Depreciation and amortization expense	₪ 13
Basic earnings per share	₪ 0.32
Diluted earnings per share	₪ 0.32
According to IFRS15 as reported [Member]
Revenues, net	₪ 3,268
Selling and marketing expenses	269
Operating profit	315
Profit before income tax	135
Income tax expenses	21
Profit (loss) for the year	114
Depreciation and amortization expense	₪ 580
Basic earnings per share	₪ 0.7
Diluted earnings per share	₪ 0.69

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.